Quarterly Report
February 28, 2023
MFS®  Intermediate High
Income Fund
CIH-Q1

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 139.6%
Aerospace & Defense – 3.7%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$38,000	$37,974
Bombardier, Inc., 7.125%, 6/15/2026 (n)		102,000	100,157
Bombardier, Inc., 7.5%, 2/01/2029 (n)		80,000	78,403
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		200,000	163,500
Moog, Inc., 4.25%, 12/15/2027 (n)		256,000	234,242
TransDigm, Inc., 6.25%, 3/15/2026 (n)		175,000	172,681
TransDigm, Inc., 6.375%, 6/15/2026		170,000	164,871
TransDigm, Inc., 5.5%, 11/15/2027		130,000	119,703
TransDigm, Inc., 6.75%, 8/15/2028 (n)		113,000	112,435
TransDigm, Inc., 4.625%, 1/15/2029		147,000	126,347
			$1,310,313
Automotive – 3.0%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$243,000	$241,612
Dana, Inc., 5.375%, 11/15/2027		138,000	127,335
Dana, Inc., 4.25%, 9/01/2030		102,000	82,392
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		186,000	140,430
Ford Motor Co., 5.113%, 5/03/2029		210,000	191,961
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		200,000	188,270
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		135,000	99,964
			$1,071,964
Broadcasting – 3.0%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$125,000	$95,514
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		310,000	230,160
iHeartCommunications, Inc., 8.375%, 5/01/2027		207,000	182,160
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		166,000	132,920
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		200,000	171,370
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	90,105	78,838
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		$210,000	178,122
			$1,069,084
Brokerage & Asset Managers – 2.7%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$202,000	$204,488
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		170,000	148,749
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		137,000	127,412
LPL Holdings, Inc., 4%, 3/15/2029 (n)		101,000	88,861
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		99,000	85,638
NFP Corp., 4.875%, 8/15/2028 (n)		192,000	168,465
NFP Corp., 6.875%, 8/15/2028 (n)		173,000	147,327
			$970,940
Building – 5.9%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$316,000	$282,820
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		141,000	111,416
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		255,000	218,473
Interface, Inc., 5.5%, 12/01/2028 (n)		271,000	222,220
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		130,000	105,545
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		158,000	150,306
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		220,000	216,878
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		153,000	135,803
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		190,000	158,895
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		140,000	125,784
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		241,000	200,632
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		165,000	149,853
			$2,078,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 2.1%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$84,000	$78,128
HealthEquity, Inc., 4.5%, 10/01/2029 (n)	170,000	148,578
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	155,000	142,669
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	95,000	87,456
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	216,000	216,810
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)	91,000	75,641
		$749,282
Cable TV – 11.5%
Cable One, Inc., 4%, 11/15/2030 (n)	$196,000	$152,821
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)	145,000	134,164
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	561,000	471,784
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	270,000	222,080
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	170,000	136,459
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	155,000	116,026
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	200,000	166,820
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	400,000	229,092
DISH DBS Corp., 7.75%, 7/01/2026	100,000	77,625
DISH DBS Corp., 5.25%, 12/01/2026 (n)	155,000	129,813
DISH DBS Corp., 5.125%, 6/01/2029	135,000	79,769
DISH Network Corp., 11.75%, 11/15/2027 (n)	80,000	81,058
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	180,000	166,523
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)	230,000	178,843
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	163,000	139,365
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	370,000	333,925
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	400,000	373,220
Videotron Ltd., 5.125%, 4/15/2027 (n)	129,000	120,615
Videotron Ltd., 3.625%, 6/15/2029 (n)	77,000	64,873
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	225,000	183,375
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	225,000	195,283
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	400,000	323,252
		$4,076,785
Chemicals – 3.7%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$150,000	$138,358
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	320,000	265,614
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	188,000	160,736
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	255,000	219,937
Ingevity Corp., 3.875%, 11/01/2028 (n)	225,000	191,267
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	179,000	151,262
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)	200,000	172,421
		$1,299,595
Computer Software – 1.7%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$131,000	$120,136
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)	50,000	43,147
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)	180,000	155,520
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	185,000	153,048
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	153,000	144,646
		$616,497
Computer Software - Systems – 3.1%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$309,000	$300,864
Fair Isaac Corp., 4%, 6/15/2028 (n)	36,000	32,694
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)	75,000	70,201
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	78,000	77,951
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	300,000	282,303
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)	250,000	208,675

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Virtusa Corp., 7.125%, 12/15/2028 (n)		$152,000	$126,234
			$1,098,922
Conglomerates – 4.4%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$128,000	$114,192
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		315,000	274,837
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		123,000	128,535
Gates Global LLC, 6.25%, 1/15/2026 (n)		222,000	216,914
Griffon Corp., 5.75%, 3/01/2028		201,000	184,980
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		195,000	155,245
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		130,000	127,190
TriMas Corp., 4.125%, 4/15/2029 (n)		390,000	339,300
			$1,541,193
Construction – 2.3%
Empire Communities Corp., 7%, 12/15/2025 (n)		$158,000	$141,015
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		95,000	84,857
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		155,000	128,456
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		165,000	142,044
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		217,000	204,680
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		146,000	123,996
			$825,048
Consumer Products – 3.4%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	100,000	$83,578
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$184,000	155,989
Mattel, Inc., 3.375%, 4/01/2026 (n)		147,000	134,873
Mattel, Inc., 5.875%, 12/15/2027 (n)		99,000	96,678
Mattel, Inc., 6.2%, 10/01/2040		35,000	30,982
Mattel, Inc., 5.45%, 11/01/2041		55,000	46,200
Newell Brands, Inc., 6.375%, 9/15/2027		106,000	105,420
Newell Brands, Inc., 6.625%, 9/15/2029		121,000	119,880
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		175,000	164,363
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		70,000	56,875
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		120,000	94,975
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		155,000	100,433
			$1,190,246
Consumer Services – 5.8%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$136,000	$129,167
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		190,000	174,333
ANGI Group LLC, 3.875%, 8/15/2028 (n)		232,000	178,610
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		200,000	164,632
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		333,000	278,980
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		136,000	130,659
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		182,000	169,487
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		215,000	190,975
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		65,000	53,884
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		15,000	11,738
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		130,000	93,339
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		135,000	92,475
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		283,000	236,306
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		153,000	142,325
			$2,046,910
Containers – 4.6%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$200,000	$163,536
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		200,000	167,833
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		200,000	160,250

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	$255,000	$209,419
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	275,000	218,596
Crown Americas LLC, 5.25%, 4/01/2030	155,000	144,208
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	220,000	204,141
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	130,000	124,150
LABL, Inc., 5.875%, 11/01/2028 (n)	60,000	51,975
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	200,000	189,974
		$1,634,082
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$187,000	$142,576
Electronics – 2.5%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$85,000	$75,214
Entegris, Inc., 3.625%, 5/01/2029 (n)	110,000	91,212
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	10,000	9,894
Sensata Technologies B.V., 5%, 10/01/2025 (n)	260,000	252,945
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	200,000	189,642
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	125,000	110,621
Synaptics, Inc., 4%, 6/15/2029 (n)	202,000	167,558
		$897,086
Energy - Independent – 4.2%
CNX Resources Corp., 6%, 1/15/2029 (n)	$162,000	$146,874
CNX Resources Corp., 7.375%, 1/15/2031 (n)	40,000	38,108
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	235,000	216,200
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	220,000	199,218
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	135,000	117,921
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	151,000	135,726
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	30,000	29,550
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	166,000	148,834
SM Energy Co., 6.75%, 9/15/2026	30,000	28,944
SM Energy Co., 6.5%, 7/15/2028	155,000	142,987
Southwestern Energy Co., 8.375%, 9/15/2028	90,000	94,163
Southwestern Energy Co., 5.375%, 3/15/2030	120,000	109,618
Tap Rock Resources LLC, 7%, 10/01/2026 (n)	65,000	59,475
		$1,467,618
Entertainment – 4.3%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$220,000	$197,500
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	115,000	94,604
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	65,000	66,169
Life Time, Inc., 5.75%, 1/15/2026 (n)	104,000	99,637
Life Time, Inc., 8%, 4/15/2026 (n)	45,000	43,361
Merlin Entertainments, 5.75%, 6/15/2026 (n)	200,000	189,958
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	200,000	184,885
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	143,000	123,695
NCL Corp. Ltd., 5.875%, 2/15/2027 (n)	45,000	41,737
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	120,000	105,472
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	190,000	165,604
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	135,000	120,825
VOC Escrow Ltd., 5%, 2/15/2028 (n)	93,000	81,928
		$1,515,375
Financial Institutions – 5.1%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$209,242	$179,298
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	185,000	172,937
Credit Acceptance Corp., 6.625%, 3/15/2026	46,000	43,070
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	404,529	365,698

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	$244,000	$204,350
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	261,000	240,120
OneMain Finance Corp., 6.875%, 3/15/2025	95,000	92,742
OneMain Finance Corp., 7.125%, 3/15/2026	226,000	219,697
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	248,000	199,346
SLM Corp., 3.125%, 11/02/2026	120,000	103,525
		$1,820,783
Food & Beverages – 4.7%
B&G Foods, Inc., 5.25%, 4/01/2025	$120,000	$108,600
B&G Foods, Inc., 5.25%, 9/15/2027	45,000	36,257
BellRing Brands, Inc., 7%, 3/15/2030 (n)	220,000	217,558
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)	148,000	129,883
Performance Food Group Co., 5.5%, 10/15/2027 (n)	240,000	227,590
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	154,000	147,070
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	260,000	225,425
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	282,000	241,527
TreeHouse Foods, Inc., 4%, 9/01/2028	123,000	105,491
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	230,000	207,283
		$1,646,684
Gaming & Lodging – 6.2%
Boyd Gaming Corp., 4.75%, 12/01/2027	$75,000	$70,312
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	110,000	94,083
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	129,000	129,967
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	187,000	188,870
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	166,000	159,300
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	253,000	219,364
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	203,000	166,661
International Game Technology PLC, 4.125%, 4/15/2026 (n)	200,000	185,873
International Game Technology PLC, 6.25%, 1/15/2027 (n)	200,000	196,084
Sands China Ltd., 4.3%, 1/08/2026	250,000	231,451
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)	158,000	138,950
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	229,000	207,409
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	223,000	199,496
		$2,187,820
Industrial – 1.8%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$200,000	$178,844
APi Escrow Corp., 4.75%, 10/15/2029 (n)	265,000	236,565
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	235,000	212,520
		$627,929
Insurance - Property & Casualty – 1.7%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$77,000	$71,958
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	4,000	3,256
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	77,000	62,671
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	80,000	72,702
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	145,000	122,858
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	70,000	67,298
Hub International Ltd., 5.625%, 12/01/2029 (n)	234,000	200,820
		$601,563
Machinery & Tools – 0.5%
Terex Corp., 5%, 5/15/2029 (n)	$183,000	$168,010
Major Banks – 0.6%
Toronto Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$200,000	$208,750

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 9.4%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$200,000	$174,138
AdaptHealth LLC, 4.625%, 8/01/2029 (n)		151,000	126,749
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		260,000	239,200
Catalent Pharma Solutions, Inc., 2.375%, 3/01/2028	EUR	100,000	92,947
Catalent, Inc., 3.125%, 2/15/2029 (n)		$308,000	265,853
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		368,000	319,498
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		110,000	106,700
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		246,000	168,461
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		156,000	124,819
DaVita, Inc., 4.625%, 6/01/2030 (n)		182,000	149,999
Encompass Health Corp., 5.75%, 9/15/2025		30,000	29,488
Encompass Health Corp., 4.75%, 2/01/2030		202,000	178,804
Encompass Health Corp., 4.625%, 4/01/2031		30,000	25,652
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		400,000	380,588
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		95,000	80,182
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		105,000	89,380
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		193,000	159,086
Tenet Healthcare Corp., 6.125%, 10/01/2028		346,000	320,050
Tenet Healthcare Corp., 4.375%, 1/15/2030		61,000	53,375
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)		92,000	87,629
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		152,000	134,778
			$3,307,376
Medical Equipment – 1.8%
Embecta Corp., 5%, 2/15/2030 (n)		$92,000	$78,011
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		210,000	221,567
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)		105,000	86,172
Teleflex, Inc., 4.625%, 11/15/2027		263,000	248,062
			$633,812
Metals & Mining – 5.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$210,000	$201,884
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		216,000	163,469
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		210,000	198,036
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		115,000	101,715
Ero Copper Corp., 6.5%, 2/15/2030 (n)		123,000	103,365
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		330,000	278,421
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		221,000	180,451
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		245,000	211,002
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		136,000	107,663
Novelis Corp., 3.25%, 11/15/2026 (n)		103,000	90,788
Novelis Corp., 4.75%, 1/30/2030 (n)		250,000	219,628
Novelis Corp., 3.875%, 8/15/2031 (n)		93,000	75,344
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)		96,293	92,923
TMS International Corp., 6.25%, 4/15/2029 (n)		45,000	35,206
			$2,059,895
Midstream – 6.7%
Cheniere Energy Partners LP, 4.5%, 10/01/2029		$130,000	$117,976
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		180,000	154,350
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		248,000	207,700
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		18,000	17,370
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		32,000	30,307
EQM Midstream Partners LP, 5.5%, 7/15/2028		425,000	379,312
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		90,000	75,081
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027		62,000	60,637
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030		155,000	155,761
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		309,000	285,581
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)		30,000	27,855

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	$280,000	$251,474
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	210,000	212,625
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	245,000	211,312
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	47,000	46,354
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	145,000	124,700
		$2,358,395
Network & Telecom – 0.5%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$200,000	$183,775
Oil Services – 0.8%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$170,000	$161,820
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	135,000	133,333
		$295,153
Oils – 1.0%
Parkland Corp., 4.625%, 5/01/2030 (n)	$320,000	$266,400
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	105,000	97,947
		$364,347
Personal Computers & Peripherals – 0.8%
NCR Corp., 5%, 10/01/2028 (n)	$205,000	$176,516
NCR Corp., 5.125%, 4/15/2029 (n)	124,000	105,899
		$282,415
Pharmaceuticals – 2.1%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$108,000	$107,836
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	123,000	96,245
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	24,000	15,198
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	400,000	354,260
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	200,000	169,750
		$743,289
Pollution Control – 1.4%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$60,000	$57,432
GFL Environmental, Inc., 4%, 8/01/2028 (n)	180,000	156,638
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	65,000	57,805
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	80,000	69,254
Stericycle, Inc., 3.875%, 1/15/2029 (n)	188,000	161,164
		$502,293
Precious Metals & Minerals – 0.8%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$190,000	$141,535
Taseko Mines Ltd., 7%, 2/15/2026 (n)	150,000	135,546
		$277,081
Printing & Publishing – 0.6%
Cimpress PLC, 7%, 6/15/2026	$300,000	$222,375
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027	$235,000	$192,816
Real Estate - Other – 0.5%
XHR LP, REIT, 4.875%, 6/01/2029 (n)	$195,000	$166,573
Restaurants – 0.4%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$175,000	$145,035

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 2.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$212,000	$184,349
Bath & Body Works, Inc., 5.25%, 2/01/2028	385,000	358,531
Hanesbrands, Inc., 9%, 2/15/2031 (n)	109,000	110,216
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	193,000	157,397
		$810,493
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$101,000	$96,033
Specialty Stores – 2.2%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$184,000	$158,006
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	105,000	87,384
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	125,000	94,063
Penske Automotive Group Co., 3.75%, 6/15/2029	215,000	180,677
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	250,000	243,875
		$764,005
Supermarkets – 0.9%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$178,000	$167,320
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	160,000	135,420
		$302,740
Telecommunications - Wireless – 3.2%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$139,140
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	143,093
SBA Communications Corp., 3.875%, 2/15/2027	181,000	163,804
SBA Communications Corp., 3.125%, 2/01/2029	305,000	251,838
Sprint Capital Corp., 6.875%, 11/15/2028	260,000	272,610
Sprint Corp., 7.625%, 3/01/2026	153,000	158,891
		$1,129,376
Tobacco – 0.3%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$105,000	$90,372
Utilities - Electric Power – 4.4%
Calpine Corp., 4.5%, 2/15/2028 (n)	$238,000	$214,277
Calpine Corp., 5.125%, 3/15/2028 (n)	225,000	199,608
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	158,000	144,997
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	365,000	297,019
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	43,000	41,549
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	29,000	27,042
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	130,000	119,275
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	155,000	148,803
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	285,000	262,200
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	110,000	95,088
		$1,549,858
Total Bonds		$49,341,187
Common Stocks – 0.4%
Cable TV – 0.2%
Intelsat Emergence S.A. (a)	2,070	$49,163
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)(u)	11,385	$10,578

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	200	$67,008
Total Common Stocks		$126,749
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	216	$1,404
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	216	1,242
Total Contingent Value Rights		$2,646
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	3/16/21	3,500	$1,473

Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 4.55% (v)	1,094,206	$1,094,206
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Fixed Income ETFs – 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF – May 2023 @ $74	Put	Goldman Sachs International	$ 976,343	131	$19,781
iShares iBoxx $ High Yield Corporate Bond ETF – September 2023 @ $71	Put	Goldman Sachs International	1,445,882	194	30,846
Total Purchased Options					$50,627
Other Assets, Less Liabilities – (43.2)%	(15,269,339)
Net Assets – 100.0%	$35,347,549
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,094,206 and $49,522,682, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,508,592, representing 117.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 2/28/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	290,297	EUR	267,316	Brown Brothers Harriman	4/21/2023	$6,725
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	8	$893,250	June – 2023	$1,094
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	3	$375,656	June – 2023	$(209)
At February 28, 2023, the fund had cash collateral of $7,410 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$19,781	$30,846	$67,008	$117,635
Luxembourg	—	51,809	—	51,809
Mexico	—	—	10,578	10,578
United Kingdom	—	1,473	—	1,473
U.S. Corporate Bonds	—	41,668,958	—	41,668,958
Foreign Bonds	—	7,672,229	—	7,672,229
Mutual Funds	1,094,206	—	—	1,094,206
Total	$1,113,987	$49,425,315	$77,586	$50,616,888
Other Financial Instruments
Futures Contracts – Assets	$1,094	$—	$—	$1,094
Futures Contracts – Liabilities	(209)	—	—	(209)
Forward Foreign Currency Exchange Contracts – Assets	—	6,725	—	6,725
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/22	$92,285
Change in unrealized appreciation or depreciation	(14,699)
Balance as of 2/28/23	$77,586
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 28, 2023 is $(14,699). At February 28, 2023, the fund held two level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$794,611	$2,818,174	$2,518,478	$(101)	$—	$1,094,206
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,143	$—